Fees Summary	Jul. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,906,467.50
Previously Paid Amount	0.00
Total Fee Amount	815.68
Total Offset Amount	0.00
Net Fee	$ 815.68
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A